UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TAX EXEMPT SHORT TERM FUND - 1ST QUARTER REPORT - PERIOD ENDED
JUNE 30, 2009


[GRAPHIC OMITTED]








PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2009




















                                                                      (Form N-Q)

48496 -0809                                  (C)2009, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

June 30, 2009 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of New York Mellon, Bayerische Landesbank, Dexia Credit Local, or Wachovia Bank, N.A.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

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1   |  USAA Tax Exempt Short-Term Fund
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(NBGA)         Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Continental Casualty Co., Dauphin County, Pennsylvania, Government National Mortgage Association, or Texas Permanent School Fund.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA            Economic Development Authority
EDC            Economic Development Corp.
ETM            Escrowed to final maturity
IDA            Industrial Development Authority/Agency
IDB            Industrial Development Board
ISD            Independent School District
PRE            Prerefunded to a date prior to maturity
USD            Unified School District

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                                                 Portfolio of Investments  |   2

================================================================================
PORTFOLIO OF INVESTMENTS


USAA TAX EXEMPT SHORT-TERM FUND
June 30, 2009 (unaudited)


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                     COUPON             FINAL                  VALUE
 (000)         SECURITY                                       RATE          MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------

               FIXED-RATE INSTRUMENTS (36.3%)

               ALABAMA (0.8%)

$  2,000       Mobile IDB                                   4.65%        12/01/2011         $       1,957
   1,165       Montgomery Medical Clinic Board              4.50          3/01/2012                 1,124
   1,265       Montgomery Medical Clinic Board              4.50          3/01/2013                 1,197
   1,200       Montgomery Medical Clinic Board              4.50          3/01/2014                 1,105
   2,480       Montgomery Medical Clinic Board              4.50          3/01/2015                 2,228
   2,595       Montgomery Medical Clinic Board              4.50          3/01/2016                 2,270
                                                                                          ---------------
                                                                                                    9,881
                                                                                          ---------------
               ARIZONA (0.9%)

   1,495       Health Facilities Auth.                      4.00          4/01/2010                 1,510
   1,350       Health Facilities Auth.                      4.00          4/01/2012                 1,369
   4,655       Mohave County IDA                            6.75          5/01/2012                 4,771
   1,010       Pinal County Correctional Facilities IDA
                    (INS)                                   5.00         10/01/2010                 1,017
   1,000       Pinal County Correctional Facilities IDA
                    (INS)                                   5.25         10/01/2012                   999
   1,000       Pinal County Correctional Facilities IDA
                    (INS)                                   5.25         10/01/2013                   987
   1,710       Pinal County Correctional Facilities IDA
                    (INS)                                   5.25         10/01/2014                 1,650
                                                                                          ---------------
                                                                                                   12,303
                                                                                          ---------------
               ARKANSAS (0.1%)

     755       Springdale (INS) (PRE)                       4.00          7/01/2016                   771
                                                                                          ---------------
               CALIFORNIA (2.0%)

   5,000       Golden State Tobacco Securitization
                    Corp.                                   5.00          6/01/2015                 4,687
   7,000       Golden State Tobacco Securitization
                    Corp.                                   5.00          6/01/2016                 6,451
   3,000       Golden State Tobacco Securitization
                    Corp.                                   5.00          6/01/2017                 2,714
   8,500       Municipal Finance Auth.                      4.90          2/01/2039                 8,539
   2,000       Salinas USD (INS)                            4.21 (a)      6/01/2014                 1,656
   1,000       Salinas USD (INS)                            4.21 (a)     10/01/2014                   816
     560       Santa Rosa Rancheria Tachi Yokut Tribe
                    (b)                                     4.50          3/01/2011                   535
   1,750       Santa Rosa Rancheria Tachi Yokut Tribe
                    (b)                                     4.88          3/01/2016                 1,392
                                                                                          ---------------
                                                                                                   26,790
                                                                                          ---------------
               COLORADO (1.3%)

     405       Beacon Point Metropolitan District (LOC -
                    Compass Bank)                           4.38         12/01/2015                   406
   1,000       Denver Health and Hospital Auth.             5.00         12/01/2014                   990
   1,000       Denver Health and Hospital Auth.             5.00         12/01/2015                   977
   1,475       Denver Health and Hospital Auth.             5.00         12/01/2016                 1,425
   2,000       Health Facilities Auth.                      5.00          6/01/2012                 2,059
   1,335       Health Facilities Auth.                      5.00          6/01/2013                 1,376
   2,000       Health Facilities Auth.                      5.00          6/01/2015                 2,030
   1,890       Health Facilities Auth.                      5.00         11/15/2015                 2,004
     110       Health Facilities Auth.  (ETM)               5.00         11/15/2015                   127
   2,840       Health Facilities Auth.                      5.00         11/15/2016                 3,006
     160       Health Facilities Auth.  (ETM)               5.00         11/15/2016                   185


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3   |  USAA Tax Exempt Short-Term Fund

================================================================================


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                     COUPON             FINAL                  VALUE
 (000)         SECURITY                                       RATE          MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
$  2,000       High Plains Metropolitan District (LOC -
                    Compass Bank)                          4.38%         12/01/2015         $       1,956
                                                                                          ---------------
                                                                                                   16,541
                                                                                          ---------------
               DISTRICT OF COLUMBIA (0.2%)

   4,095       Community Academy (INS)                      4.50          5/01/2017                 3,007
                                                                                          ---------------
               FLORIDA (1.3%)

   1,340       Clay County Dev. Auth.                       3.95          3/01/2011                 1,384
  10,000       Hurricane Catastrophe Fund Finance Corp.     5.00          7/01/2014                10,292
   3,700       Jacksonville Economic Dev. Commission        4.00          3/01/2011                 3,825
   2,000       Palm Beach County School Board (INS)         5.00          8/01/2015                 2,139
                                                                                          ---------------
                                                                                                   17,640
                                                                                          ---------------
               GUAM (0.1%)

   1,000       Education Financing Foundation               4.00         10/01/2013                   951
     760       Education Financing Foundation               5.00         10/01/2014                   733
                                                                                          ---------------
                                                                                                    1,684
                                                                                          ---------------
               ILLINOIS (2.2%)

   2,195       Chicago                                      6.13         12/01/2012                 2,095
  20,000       Chicago Board of Education (INS) (c)         4.50 (a)     12/01/2009                19,837
     880       Housing Dev. Auth.                           4.15          1/01/2014                   914
     290       Housing Dev. Auth.                           4.20          1/01/2014                   302
     805       Housing Dev. Auth.                           4.15          7/01/2014                   837
   1,010       Housing Dev. Auth.                           4.20          7/01/2015                 1,047
     560       Housing Dev. Auth.                           4.30          1/01/2016                   575
     315       Housing Dev. Auth.                           4.35          1/01/2016                   325
   3,185       Pingree Grove                                5.25          3/01/2015                 2,553
                                                                                          ---------------
                                                                                                   28,485
                                                                                          ---------------
               INDIANA (3.0%)

  10,000       Finance Auth.                                4.90          1/01/2016                 9,906
   2,060       Health and Educational Facility Auth.        5.00          2/15/2013                 2,132
   3,000       Health Facility Financing Auth. (INS)        5.00         11/01/2009                 3,016
  20,000       Jasper County (INS)                          5.60         11/01/2016                20,214
   3,750       Port Commission                              4.10          5/01/2012                 3,892
                                                                                          ---------------
                                                                                                   39,160
                                                                                          ---------------
               IOWA (0.8%)

  10,000       Finance Auth. (INS)                          5.00          7/01/2014                10,276
                                                                                          ---------------
               KANSAS (0.8%)

   2,000       La Cygne (INS)                               4.05          3/01/2015                 2,059
   9,375       Wyandotte County                             4.75         12/01/2016                 8,940
                                                                                          ---------------
                                                                                                   10,999
                                                                                          ---------------
               MARYLAND (0.9%)

  10,000       Anne Arundel County                          4.10          7/01/2014                10,088
   1,735       Health and Higher Education Facilities
                     Auth., acquired 3/05/2003, cost
                    $1,735  (d)                             5.00          2/01/2013                 1,803
                                                                                          ---------------
                                                                                                   11,891
                                                                                          ---------------
               MICHIGAN (1.8%)

   7,500       Detroit                                      5.00          3/01/2010                 7,560
   4,950       Dickinson County EDC                         5.75          6/01/2016                 4,779
   1,000       Hospital Finance Auth.                       5.00         11/15/2014                   980
   1,000       Hospital Finance Auth.                       5.00         11/15/2015                   965


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                                                 Portfolio of Investments  |   4

================================================================================


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                     COUPON             FINAL                  VALUE
 (000)         SECURITY                                       RATE          MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
$  8,000       Municipal Bond Auth.                         6.00%         1/20/2010         $       8,103
   1,300       Wayne County (INS)                           5.63          5/01/2011                 1,355
                                                                                          ---------------
                                                                                                   23,742
                                                                                          ---------------
               MINNESOTA (0.2%)

   1,000       Higher Education Facilities Auth.            4.00          4/01/2015                 1,033
     250       St. Paul Housing and Redevelopment Auth.     5.00          5/15/2013                   253
     250       St. Paul Housing and Redevelopment Auth.     5.00          5/15/2014                   251
     250       St. Paul Housing and Redevelopment Auth.     5.00          5/15/2015                   248
     300       St. Paul Housing and Redevelopment Auth.     5.00          5/15/2016                   294
     325       St. Paul Housing and Redevelopment Auth.     5.25          5/15/2017                   321
                                                                                          ---------------
                                                                                                    2,400
                                                                                          ---------------
               MISSISSIPPI (0.8%)

   1,500       Hospital Equipment and Facilities Auth.      5.00          8/15/2013                 1,523
   2,280       Hospital Equipment and Facilities Auth.      5.00          8/15/2014                 2,293
   4,330       Hospital Equipment and Facilities Auth.      5.00         12/01/2014                 4,027
   1,000       Hospital Equipment and Facilities Auth.      5.00          8/15/2015                   997
   2,000       Hospital Equipment and Facilities Auth.      5.00          8/15/2016                 1,972
                                                                                          ---------------
                                                                                                   10,812
                                                                                          ---------------
               MISSOURI (1.5%)

   1,135       Cape Girardeau County IDA                    5.00          6/01/2014                 1,128
   1,000       Cape Girardeau County IDA                    5.00          6/01/2017                   960
   6,000       Environmental Improvement and Energy
                    Resources Auth.                         4.00          1/02/2012                 5,863
   2,440       Fenton                                       4.10          4/01/2010                 2,451
   1,200       Fenton                                       5.00          4/01/2011                 1,222
   1,750       Fenton                                       5.00          4/01/2012                 1,789
   1,055       Joint Municipal Electric Utility
                    Commission (INS)                        5.00          1/01/2015                 1,069
   5,500       Riverside IDA (INS)                          4.50          5/01/2016                 5,442
                                                                                          ---------------
                                                                                                   19,924
                                                                                          ---------------
               NEW JERSEY (3.8%)

  10,000       Bayonne                                      5.88         10/23/2009                10,069
  20,000       Hoboken                                      5.25          8/28/2009                19,980
   9,745       Tobacco Settlement Financing Corp.           5.00          6/01/2014                 9,299
   9,640       Transit Corp.                                5.75          9/15/2014                10,192
                                                                                          ---------------
                                                                                                   49,540
                                                                                          ---------------
               NEW MEXICO (0.4%)

   1,500       Jicarilla Apache Nation  (b)                 5.00          9/01/2011                 1,549
   1,850       Jicarilla Apache Nation  (b)                 5.00          9/01/2013                 1,955
   2,120       Sandoval County                              4.00          6/01/2015                 2,172
                                                                                          ---------------
                                                                                                    5,676
                                                                                          ---------------
               NEW YORK (3.5%)

   1,000       Albany IDA                                   5.50         11/15/2012                 1,017
   1,000       Albany IDA                                   5.50         11/15/2013                 1,011
   3,500       Albany IDA                                   4.25         11/15/2014                 3,307
   2,410       Albany IDA                                   5.00         11/15/2015                 2,326
   5,000       Dormitory Auth. (INS) (ETM)                  5.50          7/01/2009                 5,001
   3,710       Dormitory Auth.                              5.00          7/01/2013                 3,787
   1,000       Dormitory Auth.                              5.00          7/01/2013                   975
   3,010       Dormitory Auth.                              5.00          7/01/2014                 2,902
   3,000       Dormitory Auth.                              6.00          7/01/2014                 3,089
   4,095       Dormitory Auth.                              5.00          7/01/2015                 4,112
   3,145       Dormitory Auth.                              5.00          7/01/2015                 2,993
   2,000       Dormitory Auth.                              4.00          8/15/2015                 2,050
     720       Dormitory Auth.                              4.00          2/15/2016                   721


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5   |  USAA Tax Exempt Short-Term Fund

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
 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                     COUPON             FINAL                  VALUE
 (000)         SECURITY                                       RATE          MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
$  3,295       Dormitory Auth.                              5.00%         7/01/2016         $       3,276
   2,890       East Rochester Housing Auth. (NBGA)          3.75         12/20/2012                 3,012
   2,500       Seneca Nation Indians Capital
                    Improvements Auth.  (b)                 5.25         12/01/2016                 1,984
   4,660       Suffolk County IDA                           4.30         11/01/2011                 4,578
     450       Ulster County IDA (LOC - Manufacturers &
                    Traders Trust Co.)                      5.20         11/15/2009                   457
                                                                                          ---------------
                                                                                                   46,598
                                                                                          ---------------
               NORTH CAROLINA (0.1%)

   2,100       Medical Care Commission                      4.38          7/01/2017                 1,873
                                                                                          ---------------
               OHIO (1.1%)

   7,500       American Municipal Power - Ohio, Inc.        5.00          2/01/2010                 7,549
   4,500       Buckeye Tobacco Settlement Financing
                    Auth.                                   5.00          6/01/2015                 4,208
   1,240       Miami County                                 5.25          5/15/2011                 1,247
   1,865       Miami County                                 5.25          5/15/2012                 1,868
                                                                                          ---------------
                                                                                                   14,872
                                                                                          ---------------
               OKLAHOMA (0.5%)

     730       Cherokee Nation (INS) (b)                    4.10         12/01/2011                   724
   2,150       Cherokee Nation (INS) (b)                    4.30         12/01/2016                 1,954
   1,685       Norman Regional Hospital Auth. (INS)         5.00          9/01/2011                 1,638
   1,000       Norman Regional Hospital Auth. (INS)         5.00          9/01/2013                   932
   1,090       Norman Regional Hospital Auth. (INS)         5.00          9/01/2014                   983
                                                                                          ---------------
                                                                                                    6,231
                                                                                          ---------------
               PENNSYLVANIA (1.0%)

   1,000       Allegheny County Hospital Dev. Auth.         5.00         11/15/2009                 1,000
   9,750       Harrisburg Auth. (NBGA) (b)                  4.50 (a)     12/15/2010                 9,106
   1,500       Montgomery County IDA                        5.00         11/15/2016                 1,474
   2,000       Montgomery County IDA                        5.00         11/15/2017                 1,950
                                                                                          ---------------
                                                                                                   13,530
                                                                                          ---------------
               SOUTH CAROLINA (1.3%)

   2,000       Berkeley County                              4.88         10/01/2014                 2,015
   2,125       Georgetown County                            5.13          2/01/2012                 2,088
   3,000       Jobs EDA (INS)                               4.05          4/01/2013                 2,934
   1,000       Lexington County Health Services
                    District, Inc.                          5.00         11/01/2014                 1,046
   4,000       Richland County                              4.60          9/01/2012                 3,901
   1,485       SCAGO Educational Facilities Corp. (INS)     4.00         12/01/2016                 1,389
   3,720       Tobacco Settlement Revenue Management
                    Auth.                                   5.00          6/01/2018                 3,720
                                                                                          ---------------
                                                                                                   17,093
                                                                                          ---------------
               TEXAS (4.1%)

     870       Austin Higher Education Auth.                4.80          8/01/2009                   871
     465       Bexar County Health Facilities Dev.
                    Corp.                                   5.00          7/01/2011                   452
   1,335       Gregg County Health Facilities Dev.
                    Corp.                                   5.00         10/01/2015                 1,278
   2,105       Gregg County Health Facilities Dev.
                    Corp.                                   5.00         10/01/2016                 1,987
     190       Hidalgo County Health Services Corp.         5.00          8/15/2010                   189
   1,280       Lewisville (INS)                             5.00          9/01/2010                 1,286
   4,000       Lewisville ISD (NBGA)                        4.01 (a)      8/15/2010                 3,949
   3,000       Lewisville ISD (NBGA)                        4.07 (a)      8/15/2011                 2,900
     500       Midlothian Dev. Auth. (INS)                  5.00         11/15/2011                   501
     760       Midlothian Dev. Auth. (INS)                  5.00         11/15/2012                   759
     535       Midlothian Dev. Auth. (INS)                  5.00         11/15/2013                   527
     560       Midlothian Dev. Auth. (INS)                  5.00         11/15/2014                   540
     390       Midlothian Dev. Auth. (INS)                  5.00         11/15/2015                   369
   1,220       Northwest ISD (NBGA)                         4.01 (a)      2/15/2013                 1,124


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                                                 Portfolio of Investments  |   6

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
 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                     COUPON             FINAL                  VALUE
 (000)         SECURITY                                       RATE          MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
$  1,000       Northwest ISD (NBGA)                         4.07% (a)     2/15/2014         $         885
   1,000       San Leanna Education Facilities Corp.        5.00          6/01/2013                 1,032
   1,585       San Leanna Education Facilities Corp.        5.00          6/01/2017                 1,576
   1,000       Tarrant County Cultural Education
                    Facilities Finance Corp.                5.00          5/15/2011                   985
   1,000       Tarrant County Cultural Education
                    Facilities Finance Corp.                5.25         11/15/2011                   969
   1,155       Tarrant County Cultural Education
                    Facilities Finance Corp.                5.25         11/15/2012                 1,103
   1,220       Tarrant County Cultural Education
                    Facilities Finance Corp.                5.00         11/15/2013                 1,236
   1,100       Tarrant County Cultural Education
                    Facilities Finance Corp.                5.25         11/15/2013                 1,025
   1,265       Tarrant County Cultural Education
                    Facilities Finance Corp.                5.25         11/15/2014                 1,173
   1,470       Tarrant County Cultural Education
                    Facilities Finance Corp.                5.00          5/15/2015                 1,353
   1,250       Tarrant County Cultural Education
                    Facilities Finance Corp.                5.75         11/15/2015                 1,184
   1,000       Tarrant County Cultural Education
                    Facilities Finance Corp.                5.00         11/15/2017                   975
   3,635       Titus County                                 4.50          7/01/2011                 3,632
   2,810       Tyler Health Facilities Dev. Corp.           5.00         11/01/2013                 2,729
   4,575       Tyler Health Facilities Dev. Corp.           5.00         11/01/2014                 4,391
   3,360       Tyler Health Facilities Dev. Corp.           5.00         11/01/2015                 3,180
   6,155       Tyler Health Facilities Dev. Corp.           5.25         11/01/2016                 5,837
   2,155       Wylie ISD (NBGA)                             4.50 (a)      8/15/2009                 2,153
   1,225       Wylie ISD (NBGA) (ETM)                       4.50 (a)      8/15/2009                 1,224
                                                                                          ---------------
                                                                                                   53,374
                                                                                          ---------------
               VIRGINIA (1.8%)

  18,665       Chesapeake Port Facility IDA  (c)            3.90          3/01/2013                19,086
   5,655       Marquis Community Dev. Auth.                 5.10          9/01/2013                 4,994
                                                                                          ---------------
                                                                                                   24,080
                                                                                          ---------------
               Total Fixed-Rate Instruments (cost: $490,111)                                      479,173
                                                                                          ---------------

               PUT BONDS (26.3%)

               ALABAMA (0.4%)

   5,500       East Alabama Health Care Auth.               5.00          9/01/2033                 5,574
                                                                                          ---------------
               ARIZONA (2.0%)

  11,000       Maricopa County                              4.00          1/01/2038                11,000
  15,000       Navajo County                                5.50          6/01/2034                15,121
                                                                                          ---------------
                                                                                                   26,121
                                                                                          ---------------
               CALIFORNIA (1.7%)

   2,755       Health Facilities Financing Auth.            4.45          7/01/2026                 2,770
     245       Health Facilities Financing Auth.  (PRE)     4.45          7/01/2026                   262
   5,000       Statewide Communities Dev. Auth. (INS)       4.10          4/01/2028                 4,990
   5,775       Statewide Communities Dev. Auth.             3.85         11/01/2029                 5,832
   8,500       Statewide Communities Dev. Auth.             3.45          4/01/2035                 8,501
                                                                                          ---------------
                                                                                                   22,355
                                                                                          ---------------
               COLORADO (0.6%)

   8,000       E-470 Public Highway Auth. (INS)             5.00          9/01/2039                 8,127
                                                                                          ---------------
               CONNECTICUT (0.1%)

   1,000       Dev. Auth.                                   5.75          6/01/2026                 1,001
                                                                                          ---------------


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7   |  USAA Tax Exempt Short-Term Fund

================================================================================


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                     COUPON             FINAL                  VALUE
 (000)         SECURITY                                       RATE          MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
               FLORIDA (1.8%)

$  7,500       Highlands County Health Facilities Auth.     5.00%        11/15/2029         $       7,607
   5,000       Highlands County Health Facilities Auth.     3.95         11/15/2032                 5,011
   7,610       Hillsborough County (INS)                    5.00         12/01/2034                 7,740
   3,250       Miami Dade County Health Facilities Auth.
                    (INS)                                   4.55          8/01/2046                 3,257
                                                                                          ---------------
                                                                                                   23,615
                                                                                          ---------------
               ILLINOIS (2.8%)

   8,000       Dev. Finance Auth.                           3.75          2/01/2033                 7,921
   2,500       Educational Facilities Auth.                 4.05          7/01/2025                 2,500
   1,250       Educational Facilities Auth.                 4.13          3/01/2030                 1,283
   1,250       Educational Facilities Auth.                 4.13          3/01/2030                 1,228
  12,000       Educational Facilities Auth.                 3.65          3/01/2034                12,177
  10,000       Educational Facilities Auth.                 4.45          3/01/2034                10,522
   1,900       Educational Facilities Auth.                 3.90         11/01/2036                 1,926
                                                                                          ---------------
                                                                                                   37,557
                                                                                          ---------------
               KENTUCKY (0.8%)

  10,000       Louisville/Jefferson County                  5.38          5/01/2027                10,335
                                                                                          ---------------
               LOUISIANA (2.3%)

  10,000       Offshore Terminal Auth.                      4.30         10/01/2037                10,091
  10,000       Public Facilities Auth.                      7.00         12/01/2038                10,593
  10,000       West Baton Rouge Industrial District No.
                    3                                       6.00         12/01/2016                10,000
                                                                                          ---------------
                                                                                                   30,684
                                                                                          ---------------
               MASSACHUSETTS (0.8%)

  10,000       Health and Educational Facilities Auth.      4.13         10/01/2037                10,064
                                                                                          ---------------
               MICHIGAN (1.9%)

  10,000       Hospital Finance Auth.                       5.50         12/01/2034                10,369
   5,000       Strategic Fund Ltd.                          5.25          8/01/2029                 5,066
  10,000       Strategic Fund Ltd. (INS)                    4.85          9/01/2030                 9,916
                                                                                          ---------------
                                                                                                   25,351
                                                                                          ---------------
               MISSOURI (0.3%)

   4,000       Bi-State Dev. Agency (LOC - JPMorgan
                    Chase Bank, N.A.)                      3.95         10/01/2035                  4,030
                                                                                          ---------------
               NEVADA (0.4%)

   4,835       Clark County                                 5.45          3/01/2038                 4,808
                                                                                          ---------------
               NEW MEXICO (0.5%)

   6,500       Farmington (INS)                             4.00          6/01/2032                 6,327
                                                                                          ---------------
               NEW YORK (0.8%)

   1,885       Amherst IDA (INS)                            4.20         10/01/2031                 1,907
   1,095       Brookhaven IDA (LOC - North Fork Bank)       4.25         11/01/2037                 1,090
   7,000       Hempstead                                    5.00         12/01/2010                 6,916
                                                                                          ---------------
                                                                                                    9,913
                                                                                          ---------------
               OHIO (0.8%)

  10,000       Air Quality Dev. Auth.                       4.75          8/01/2029                10,041
                                                                                          ---------------
               PENNSYLVANIA (0.2%)

   3,100       EDA                                          5.00         12/01/2042                 3,112
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments  |   8

================================================================================


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                     COUPON             FINAL                  VALUE
 (000)         SECURITY                                       RATE          MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
               TENNESSEE (0.2%)

$  2,200       Lewisburg IDB  (e)                           5.00%         7/01/2012         $       2,205
                                                                                          ---------------
               TEXAS (4.2%)

  17,500       Matagorda County Navigation District No.
                    1                                       5.13          6/01/2030                17,698
  12,000       North Texas Tollway Auth.                    5.75          1/01/2038                12,195
  15,000       North Texas Tollway Auth.                    5.00          1/01/2042                15,192
   9,590       Northside ISD (NBGA) (c)                     4.10          6/01/2035                10,131
                                                                                          ---------------
                                                                                                   55,216
                                                                                          ---------------
               VIRGINIA (1.0%)

   8,000       Louisa IDA                                   5.38         11/01/2035                 8,396
   5,300       Peninsula Ports Auth.                        5.00         10/01/2033                 5,370
                                                                                          ---------------
                                                                                                   13,766
                                                                                          ---------------
               WEST VIRGINIA (0.5%)

   7,000       EDA                                          4.85          5/01/2019                 6,916
                                                                                          ---------------
               WYOMING (2.2%)

  15,000       Lincoln County                               3.40          1/01/2016                15,038
  14,000       Sweetwater County                            3.90         12/01/2014                14,262
                                                                                          ---------------
                                                                                                   29,300
                                                                                          ---------------
               Total Put Bonds (cost: $342,919)                                                   346,418
                                                                                          ---------------

               PERIODIC AUCTION RESET BONDS (1.8%)

               ARIZONA (0.6%)

  11,500       Maricopa County IDA, acquired 6/08/2006,
                    cost $11,500  (d),(f)                   0.84          1/01/2039                 8,050
                                                                                          ---------------
               CALIFORNIA (0.6%)

   7,650       Statewide Communities Dev. Auth.,
                     acquired 8/03/2005-8/08/2007, cost
                    $7,650 (INS) (d)                        0.96          5/15/2029                 7,650
                                                                                          ---------------
               OKLAHOMA (0.6%)

  12,000       Tulsa County Industrial Auth., acquired
                     7/20/2006 & 9/27/2006, cost
                    $12,000  (d),(f)                        0.78          1/01/2039                 8,400
                                                                                          ---------------
               Total Periodic Auction Reset Bonds (cost: $31,150)                                  24,100
                                                                                          ---------------

               VARIABLE-RATE DEMAND NOTES (38.0%)

               ALABAMA (1.1%)

  15,000       Washington County IDA (LOC - Regions
                    Bank)                                   3.75          8/01/2037                15,000
                                                                                          ---------------
               CALIFORNIA (0.4%)

   5,550       Azusa USD (LIQ)(INS)                         3.00          6/01/2038                 5,550
                                                                                          ---------------
               FLORIDA (2.1%)

   8,000       Highlands County Health Facilities Auth.
                    (LOC - SunTrust Bank)                   2.70         11/15/2025                 8,000
  13,000       Highlands County Health Facilities Auth.
                    (LOC - SunTrust Bank)                   2.50         11/15/2034                13,000


================================================================================
9   |  USAA Tax Exempt Short-Term Fund

================================================================================


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                     COUPON             FINAL                  VALUE
 (000)         SECURITY                                       RATE          MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
$  7,160       Tampa Health Care Facilities (LOC -
                    SunTrust Bank)                          2.60%         8/01/2022         $       7,160
                                                                                          ---------------
                                                                                                   28,160
                                                                                          ---------------
               GEORGIA (2.6%)

  15,000       Atlanta Dev. Auth. (LOC - SunTrust Bank)     2.50         10/01/2033                15,000
  15,000       Hall County Hospital Auth. (INS)(LIQ)        3.00          5/01/2036                15,000
   4,000       La Grange Dev. Auth.                         6.75         10/01/2012                 4,000
                                                                                          ---------------
                                                                                                   34,000
                                                                                          ---------------
               IDAHO (1.5%)

  19,885       American Falls Reservoir District            3.45          2/01/2025                19,885
                                                                                          ---------------
               INDIANA (2.9%)

  23,000       Petersburg                                   7.50          1/01/2023                23,000
  15,000       Tipton Economic Dev. (LOC - Fifth Third
                    Bank)                                   4.10          6/01/2031                15,000
                                                                                          ---------------
                                                                                                   38,000
                                                                                          ---------------
               KENTUCKY (0.5%)

   7,000       Ohio County (INS)(LIQ)                       7.00          6/01/2013                 7,000
                                                                                          ---------------
               LOUISIANA (2.2%)

  13,865       Lafayette (LIQ) (b)                          3.26         11/01/2028                13,865
  15,000       Public Facilities Auth. (LOC - Regions
                    Bank)                                   3.10          3/01/2040                15,000
                                                                                          ---------------
                                                                                                   28,865
                                                                                          ---------------
               MARYLAND (1.1%)

  15,000       Health and Higher Educational Facilities
                    Auth. (LOC - Citizens Bank of
                    Pennsylvania)                           3.00          7/01/2040                15,000
                                                                                          ---------------
               MICHIGAN (0.3%)

   4,200       Detroit EDC (LOC - RBS Citizens, N.A.)       3.90          6/01/2012                 4,200
                                                                                          ---------------
               NEW HAMPSHIRE (0.9%)

  11,265       Health and Educational Facilities Auth.
                    (LOC - RBS Citizens, N.A.)              3.00          6/01/2038                11,265
                                                                                          ---------------
               NEW YORK (3.0%)

   8,805       Onondaga County IDA (LOC - Key Bank,
                    N.A.)                                   3.50          7/01/2033                 8,805
  11,465       Orange County IDA (LOC - Key Bank, N.A.)
                    (e)                                     3.50          7/01/2032                11,465
  19,950       State Energy Research and Dev. Auth.
                    (INS)(LOC - Wachovia Bank, N.A.)        2.00          8/01/2015                19,950
                                                                                          ---------------
                                                                                                   40,220
                                                                                          ---------------
               NORTH CAROLINA (1.1%)

  15,000       Charlotte-Mecklenberg Hospital Auth.
                    (LIQ)                                   2.50          1/15/2037                15,000
                                                                                          ---------------
               OHIO (3.3%)

  15,000       Middleburg Heights Hospital (LOC - Fifth
                    Third Bank)                             4.25          8/15/2022                15,000
  11,660       Rickenbacker Port Auth. (LOC - Fifth
                    Third Bank)                             3.25          5/01/2022                11,660
  16,560       Sandusky County Hospital Facilities (LOC
                    - Fifth Third Bank)                     4.10          2/01/2030                16,560
                                                                                          ---------------
                                                                                                   43,220
                                                                                          ---------------


================================================================================
                                                Portfolio of Investments  |   10

================================================================================


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                     COUPON             FINAL                  VALUE
 (000)         SECURITY                                       RATE          MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
               OREGON (0.6%)

$  8,010       Health, Housing, Educational and Cutural
                     Facilities Auth. (LOC - Key Bank,
                    N.A.) (e)                               2.95%         3/01/2033         $       8,010
                                                                                          ---------------
               PENNSYLVANIA (5.6%)

   9,100       Berks County IDA (NBGA)                      5.20          7/01/2016                 9,100
  15,000       Delaware Valley Regional Finance Auth.
                    (LOC - Bayerische Landesbank)           2.50         12/01/2020                15,000
  20,000       Lackawanna County (LIQ)(INS)                 3.00          9/01/2035                20,000
  19,300       Langhorne Manor (LOC - Citizens Bank of
                    Pennsylvania)                           2.80         10/01/2032                19,300
  10,000       Schuylkill County IDA                        4.28          4/01/2021                10,000
                                                                                          ---------------
                                                                                                   73,400
                                                                                          ---------------
               RHODE ISLAND (1.6%)

   4,165       EDC (LOC - RBS Citizens, N.A.)               3.00         10/01/2034                 4,165
   3,800       Health and Educational Building Corp.
                    (LOC - RBS Citizens, N.A.)              3.00          4/01/2036                 3,800
  12,600       Health and Educational Building Corp.
                    (LOC - RBS Citizens, N.A.)              3.00          2/01/2038                12,600
                                                                                          ---------------
                                                                                                   20,565
                                                                                          ---------------
               SOUTH DAKOTA (0.8%)

  10,400       Grant County                                 3.50         12/01/2012                10,400
                                                                                          ---------------
               TENNESSEE (2.6%)

  20,000       Cookeville Regional Medical Center Auth.
                    (LOC - Regions Bank)                    3.10          3/01/2036                20,000
  14,000       Knox County Health, Educational and
                    Housing Facilities Board (LOC -
                    Regions Bank)                           3.75         10/01/2026                14,000
                                                                                          ---------------
                                                                                                   34,000
                                                                                          ---------------
               TEXAS (0.8%)

  10,300       Red River Auth. (INS)(LIQ)                   8.50          7/01/2016                10,300
                                                                                          ---------------
               VIRGINIA (1.3%)

  11,000       Albemarle County EDA (LOC - SunTrust
                    Bank)                                   2.50         12/01/2035                11,000
   5,500       Fairfax County EDA (LOC - SunTrust Bank)     2.50          6/01/2037                 5,500
                                                                                          ---------------
                                                                                                   16,500
                                                                                          ---------------
               WASHINGTON (1.7%)

  11,700       Health Care Facilities Auth. (LOC - Key
                    Bank, N.A.)                             3.25          7/01/2030                11,700
  10,215       Housing Finance Commission (LOC - HSH
                    Nordbank A.G.)                          2.50          3/01/2036                10,215
                                                                                          ---------------
                                                                                                   21,915
                                                                                          ---------------
               Total Variable-Rate Demand Notes (cost: $500,455)                                  500,455
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $1,364,635)                                     $       1,350,146
                                                                                          ===============


================================================================================
11   |  USAA Tax Exempt Short-Term Fund

================================================================================

NOTES TO PORTFOLIO
OF INVESTMENTS

June 30, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Short-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================
12   |  USAA Tax Exempt Short-Term Fund

B. FAIR VALUE MEASUREMENTS - Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of June 30, 2009:

                                                                                       Significant
                           Quoted Prices         Other Significant Observable      Unobservable Inputs
Investments                  (Level 1)                 Inputs (Level 2)                  (Level 3)
---------------------------------------------------------------------------------------------------------
Municipal Securities*                         $-                $1,333,696,000                $16,450,000
                        ---------------------------------------------------------------------------------
Total                                         $-                $1,333,696,000                $16,450,000
---------------------------------------------------------------------------------------------------------

*Includes debt securities issued by states, territories, and possessions of the United States, and political subdivisions thereof. Refer to the portfolio of investments for a detailed list of the Fund's investments.

For the securities valued using significant unobservable inputs, the Manager determined the market quotations from pricing services were not determinative of fair value. As such, the valuation methodologies also included adjustments made by the Manager. These unobservable inputs included risk premium adjustments reflecting the amount the Manager assumed market participants would demand because of the risk (uncertainty) in the cash flows from the securities.

================================================================================
13   |  USAA Tax Exempt Short-Term Fund

================================================================================

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
                                                           Municipal Securities
--------------------------------------------------------------------------------
Balance as of March 31, 2009                                          $       -
Net realized gain (loss)                                            (7,050,000)
Change in net unrealized appreciation/depreciation                            -
Net purchases (sales)                                                         -
Transfers in and/or out of Level 3                                   23,500,000
--------------------------------------------------------------------------------
Balance as of June 30, 2009                                         $16,450,000
--------------------------------------------------------------------------------

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. SUBSEQUENT EVENTS - Effective June 30, 2009, the Fund adopted FASB Statement 165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or transactions that occur after the balance sheet date but before the quarterly report is issued or available to be issued and categorizes subsequent events as recognized or non-recognized for quarterly report purposes. Statement 165 requires entities to disclose the date through which an entity has evaluated subsequent events and the basis for that date. The Fund has evaluated subsequent events through August 25, 2009, the date the quarterly report was issued, and has included disclosures and accounting adjustments in the quarterly report for any subsequent events that impacted the Fund's financial condition at June 30, 2009.

E. As of June 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2009, were $8,163,000 and $22,652,000, respectively, resulting in net unrealized depreciation of $14,489,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,319,030,000 at June 30, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================
                                       Notes to Portfolio of Investments  |   14

================================================================================

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) At June 30, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2009, was $25,903,000, which represented 2.0% of the Fund's net assets.
(e) At June 30, 2009, the aggregate market value of securities purchased on a delayed-delivery basis was $21,480,000.
(f) Security was fair valued at June 30, 2009, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

================================================================================
15   |  USAA Tax Exempt Short-Term Fund




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    08/26/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/27/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/26/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.